Stockholders' Equity (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Stockholders' Deficit [Abstract]
Gross proceeds received in connection with offerings

The table below reflects the gross proceeds received in connection with the 2012 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of Series A preferred stock issued	$4,898
Additional paid-in-capital	2,151,040
Derivative warrant liabilities	111,777
Derivative preferred stock conversion feature	872,688
Derivative Warrants issued to placement agent as offering costs	79,615
Net proceeds	3,220,018
Offering costs paid in cash	699,482
Gross proceeds	$3,919,500

The table below reflects the gross proceeds received in connection with the 2013 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of Series A preferred stock issued	$5,100
Additional paid-in-capital	1,479,610
Derivative warrant liabilities	113,153
Derivative preferred stock conversion feature	1,647,910
Derivative Warrants issued to placement agent as offering costs	248,655
Net proceeds	3,494,428
Offering costs paid in cash	586,072
Gross proceeds	$4,080,500

The table below reflects the gross proceeds received in connection with the May and June 2014 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of common stock issued	$17,164
Additional paid-in-capital	17,878,994
Derivative warrant liabilities	3,337,025
Derivative warrants issued to placement agent as offering costs	996,138
Net proceeds	22,222,321
Offering costs paid in cash	3,516,378
Gross proceeds	$25,745,699

Summary of changes in options outstanding

	Number of Units	Weighted Average Exercise Price For Units	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2014	3,365,171	$1.11	8.6	$5,238,000
Granted	127,000	$2.70	10.0
Outstanding and expected to vest at September 30, 2014	3,492,171	$1.17	8.6	$8,609,300
Options exercisable at September 30, 2014	714,992	$0.80	8.9	$1,573,000

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011
Granted	677,962	$0.80
Outstanding and expected to vest at December 31, 2012	677,962	$0.80	9.5	$-
Granted	1,187,449	$0.80
Outstanding and expected to vest at December 31, 2013	1,865,411	$0.80	8.8	$1,305,000
Granted	1,499,760	$1.50	9.7	$3,000,000
Outstanding and expected to vest at June 30, 2014	3,365,171	$1.11	8.9	$5,238,000
Options exercisable at June 30, 2014	652,005	$0.80	9.0	$782,400

Weighted average fair value of options granted
	For the Three Months September 30,
	2014	2013
Risk free interest rate	1.8%	1.4%
Dividend yield	0%	0%
Volatility	73%	80%
Expected term (in years)	6.25	6.25

	Six Month Ended	For the Years Ended December 31,
	June 30, 2014	2013	2012

Current price of common stock	$2.00	$0.80	$0.30
Risk free interest rate	1.5% to 1.6%	1.4%	0.6%
Dividend yield	0%	0%	0%
Volatility	76% to 77%	73% to 80%	82%
Expected term (in years)	6.25	5.75 to 10	5.75

Summary of changes in warrants outstanding
	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	6,251	$1.00
Granted	5,478,360	$0.50
Exercised	(619,377)	$0.80
Outstanding at December 31, 2012	4,865,234
Granted	4,061,283	$0.54
Outstanding at December 31, 2013	8,926,517	$0.54
Granted	35,086,253	$1.58
Forfeited (1)	(868,213)	$0.80
Outstanding and vested at June 30, 2014	43,144,557	$1.25

Weighted average fair value of warrants granted

	Six Month Ended, June 30,	Years Ended December 31,
	2014	2013	2012
Current price of common stock	$2.00	$0.80 - $1.50	$0.30
Risk-free interest rate	0.7% to 2.0%	0.9% to 1.8%	0.6% to .7%
Dividend yield	0%	0%	0%
Expected volatility	75% to 76%	73% to 83%	82% to 83%
Expected term (in years)	4 and 7	4-7	5